SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable 2003 Share Plan (USD $)		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2013 Range Of Exercise Prices 0.072 To 0.37 [Member] 2003 Share Plan [Member]	Oct. 31, 2013 Range Of Exercise Prices 0.43 To 0.70 [Member] 2003 Share Plan [Member]	Oct. 31, 2013 Range Of Exercise Prices 0.74 To 0.92 [Member] 2003 Share Plan [Member]	Oct. 31, 2013 Range Of Exercise Prices 1.04 To 1.46 [Member] 2003 Share Plan [Member]	Oct. 31, 2013 2003 Share Plan [Member]	Oct. 31, 2011 2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) - Stock options outstanding and exercisable 2003 Share Plan [Line Items]
Options Outstanding, Number	40,000,000	1,860,000	5,384,770	6,139,075	2,255,000	15,638,845	17,552,045
Options Outstanding, Weighted Average Remaining Contractual Life		3 years 73 days	1 year 346 days	2 years 295 days	2 years 87 days
Options Outstanding, Weighted Average Exercise Price		$ 0.15	$ 0.60	$ 0.85	$ 1.10	$ 0.72	$ 0.81